Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 20, 2021
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2021